JOINT VENTURES AND ASSOCIATES - Summarized balance sheet (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Summarised balance sheet
Cash and cash equivalents	$ 36,046,113	$ 42,522,861	$ 3,450,873
Total current assets	211,489,658	164,693,055	98,208,964
Intangible assets	67,342,362	35,333,464	39,616,426
Property, plant and equipment	47,954,596	41,515,106	43,834,548
Total non-current assets	183,100,299	132,868,314	144,258,333
Total current liabilities	168,037,855	130,610,709	116,458,133
Total non-current liabilities	136,261,798	106,201,178	63,914,298
Trigall Genetics S.A.
Summarised balance sheet
Cash and cash equivalents	13,798	1,331	13,114
Other current assets	1,949,590	1,024,793	323,265
Total current assets	1,963,388	1,026,124	336,379
Intangible assets	13,335,653	11,776,705	10,214,575
Total non-current assets	13,335,653	11,776,705	10,214,575
Financial liabilities			9,476,272
Other current liabilities	1,257,070	869,700	1,016,083
Total current liabilities	1,257,070	869,700	10,492,355
Financial liabilities	12,184,030	10,831,048
Other non- current liabilities	1,000,774	831,685	460,268
Total non-current liabilities	13,184,804	11,662,733	460,268
Net assets	857,167	270,396	(401,669)
Synertech Industrias S.A.
Summarised balance sheet
Cash and cash equivalents	540,149	18,251	40,634
Other current assets	17,274,878	17,983,868	5,709,650
Total current assets	17,815,027	18,002,119	5,750,284
Property, plant and equipment	13,422,832	14,168,459	15,046,903
Other non- current assets	39,171
Total non-current assets	13,462,003	14,168,459	15,046,903
Financial liabilities	1,346,327	5,484,866	921,703
Other current liabilities	6,807,330	4,719,276	4,595,906
Total current liabilities	8,153,657	10,204,142	5,517,609
Financial liabilities	331,306	2,783,951
Other non- current liabilities	4,119,471	2,554,905	3,974,975
Total non-current liabilities	4,450,777	5,338,856	3,974,975
Net assets	$ 18,672,596	$ 16,627,580	$ 11,304,603